Note 9 - Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Gain (loss) on derivatives	$ 484,910
Not Designated as Hedging Instrument [Member]
Gain (loss) on derivatives	484,910
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Unrealized (Loss) / Gain [Member]
Gain (loss) on derivatives	527,775
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Gain (loss) on derivatives	$ (42,865)